INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
INTANGIBLE ASSETS

8.  INTANGIBLE ASSETS

As at	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26.6	$(14.3)	$12.3	$26.6	$(13.4)	$13.2
Electricity service agreements	269.5	(25.9)	243.6	603.1	(108.5)	494.6
Energy services relationships	176.1	(33.8)	142.3	10.2	(8.1)	2.1
Software	293.9	(77.7)	216.2	126.8	(61.6)	65.2
Land rights	1.4	(0.2)	1.2	11.0	(2.4)	8.6
Commodity contracts	346.3	(6.3)	340.0	—	—	—
Franchises and consents	5.0	—	5.0	7.4	(2.2)	5.2
Reclassified to assets held for sale (note 5)	(277.4)	28.7	(248.7)	(0.1)	—	(0.1)
	$841.4	$(129.5)	$711.9	$785.0	$(196.2)	$588.8

Amortization expense related to intangible assets for the year ended December 31, 2018 was $69.7 million (2017 - $42.7 million).

As at December 31, 2018, the Corporation excluded $196.4 million (December 31, 2017 - $11.2 million) from the asset base subject to amortization. Items excluded related to gas transportation capacity contracts, software assets under development, and assets with an indefinite life.

The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2019	$84.2
2020	$82.5
2021	$57.6
2022	$132.3
2023	$38.3
Thereafter	$120.6